SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitated Revenue (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Capitated revenue	100.00%	100.00%	100.00%	100.00%
HealthSun
Concentration Risk [Line Items]
Capitated revenue	83.00%	95.00%	90.00%	99.00%
Simply Healthcare
Concentration Risk [Line Items]
Capitated revenue	7.00%	5.00%	6.00%	1.00%
Humana
Concentration Risk [Line Items]
Capitated revenue	6.00%	0.00%	2.00%
Preferred Care
Concentration Risk [Line Items]
Capitated revenue			1.00%
CarePlus
Concentration Risk [Line Items]
Capitated revenue	3.00%	0.00%	1.00%